Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Consolidation of Variable Interest Entity

The carrying amount of this VIE’s assets and liabilities are as follows:

	December 31,	December 31,
	2020	2019
Current assets	$9,866,646	$1,629,840
Property and equipment	300,966	328,021
Right of Use Lease Assets, net	751,422	934,755
Other non-current assets	43,843	41,055
Total assets	10,962,877	2,933,671
Total current liabilities	12,692,726	3,152,725
Total non-current liabilities	1,394,207	924,958

	For the years ended
	December 31,
	2020	2019	2018
Revenue	$22,125,320	$7,682,583	$1,076,827
Cost of revenue	17,967,593	5,778,167	848,777
Operating expenses	6,141,443	3,389,681	978,338
Net loss	(1,964,458)	(1,469,598)	(747,098)

	For the years ended
	December 31,
	2020	2019	2018
Net cash used in operating activities	$5,236,832	$(409,069)	$(533,224)
Net cash used in investing activities	44,715	(152,944)	(302,083)
Net cash provided by financing activities	809,078	1,004,934	923,876
Effect of changes of foreign exchange rate on cash	391,045	4,014	1,252
Net increase in cash and cash equivalents	6,481,670	446,935	89,821

Schedule of Estimated Usefule Lives of Property and Equipment

Depreciation is computed using the straight-line method over estimated useful lives listed below:

Estimated Useful Life
Computers and accessories	3 years
Software	2 years
Office Equipment	5 years
Leasehold improvement	5 years

Schedule of Net Revenue

The following table sets forth the breakdown of our net revenue for the years ended December 31, 2020, 2019 and 2018.

	For the years ended December 31
	2020		2019		2018
	Net	% of total	Net	% of total	Net	% of total
Product category	revenue	revenue	revenue	revenue	revenue	Revenue
Grains, oil, and spices	$8,642,315	39.1%	$3,811,172	49.6%	$561,128	52.1%
Beverages, alcohol and tea	$2,295,324	10.4%	$1,060,858	13.8%	$34,309	3.2%
Other food	$1,166,115	5.2%	$687,426	9.0%	$94,890	8.8%
Meat, poultry and eggs	$7,227,876	32.7%	$876,249	11.4%	$105,855	9.8%
Fresh fruits and vegetables	$1,397,838	6.3%	$539,052	7.0%	$199,725	18.6%
Groceries	$1,264,330	5.8%	$462,003	6.0%	$-	-%
Dried seafood	$102,932	0.5%	$229,746	3.0%	$80,920	7.5%
Restaurant Services	$28,590	0.1%	$16,077	0.2%	$-	-%
Total	$22,125,320	100%	$7,682,583	100%	$1,076,827	100%

Schedule of Foreign Currency Translation Exchange Rates	The exchange rates used for foreign currency translation were as follows (US Dollars $1 = RMB):
	Year End	Average
12/31/2020	6.5250	6.9042
12/31/2019	6.9680	6.9088
12/31/2018	6.8783	6.6199